Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2018
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	Dec. 07, 2018
Document Effective Date	Dec. 07, 2018
Prospectus Date	Aug. 29, 2018
Entity Inv Company Type	N-1A
IQ Real Return ETF | IQ Real Return ETF
Risk/Return:
Trading Symbol	CPI
IQ Leaders GTAA Tracker ETF | IQ Leaders GTAA Tracker ETF
Risk/Return:
Trading Symbol	QGTA